STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

On February 5, 2015, the Board of Directors of the Company authorized 5,000,000 shares of preferred stock with no par value. Each share of the preferred stock is entitled to one vote and is convertible into one share of common stock.

On July 21, 2021, the Company filed a Certificate of Designation for Series A Preferred Stock. The Series A Preferred Stock shares vote together with the common stock and has voting rights equal to 0.019607 multiplied by the total issued and outstanding shares of common stock eligible (the “Numerator”) to vote at the time of the respective vote divided by 0.49 minus the Numerator. As of December 31, 2021, with 358,070,905 shares of common stock outstanding, the 51 shares of Series A Preferred Stock would have 369,547,734 votes per share of Series A Preferred Stock.

On July 23, 2021, the Company issued 51 shares of preferred stock to Gregory Breunich for services rendered to the Company.

As of December 31, 2021, and December 31, 2020, the Company had 51 shares of preferred stock and 0 shares of preferred stock issued and outstanding, respectively.

Common Stock

Altitude was incorporated on May 18, 2017, under the laws of the state of Wisconsin with 100,000,000 authorized common stock with $0.001 par value. The shareholders have one vote per share of common stock.

After the closing of certain Stock Purchase Agreements, in private sale transaction and the Share Exchange Agreement, the Company’s common stock had no par value and is registered in New York.

On February 10, 2021, the Company filed a Certificate of Amendment the Certificate of Incorporation with the State of New York to amend its authorized shares of common stock by an additional 530,000,000 whereas the total authorized is a total of 605,000,000 shares of capital stock consisting of (i) 600,000,000 shares of common stock, no par value, and (ii) 5,000,000 shares of preferred stock, no par value.

On January 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for January 2021. The common stock of the Company is thinly traded and had a value of $0.103 per share, therefore the Company recorded the transaction at $1,288.

On February 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for February 2021. The common stock of the Company is thinly traded and had a value of $0.295 per share, therefore the Company recorded the transaction at $3,687.

On February 2, 2021, the Company issued shares of common stock for services as follows: Elizabeth K. Stahl, 40,000; Robin K. Walker, 100,000; Greg Whyte,1,500,000; and Greg Anthony, 5,000,000. The shares were valued at $0.40, or $16,000, $40,000, $600,000 and $2,000,000, respectively.

On February 8, 2021, Frost exercised 250,000 options at $0.077 per share for $19,250.

On March 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for March 2021. The common stock of the Company is and had a value of $0.708 per share, therefore the Company recorded the transaction at $8,850.

On March 9, 2021, the Company issued 50,000 shares of common stock of the Company to Kanuth in exchange for services. The value was $0.58 per share or $29,000.

On March 9, 2021, Frost converted $87,080 of payable due to him in exchange for 181,417 shares of common stock of the Company. The issuance was made in reliance on the exemption from registration provided by Sections 3(a)(9) and 4(a)(2) of the Securities Act as the common stock was issued in exchange for debt securities of the Company held by the Investor, there was no additional consideration for the exchange, there was no remuneration for the solicitation of the exchange, there was no general solicitation, and the transactions did not involve a public offering.

On April 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for April 2021. The common stock of the Company is and had a value of $0.408 per share, therefore the Company recorded the transaction at $5,100.

On May 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for May 2021. The common stock of the Company is and had a value of $0.22 per share, therefore the Company recorded the transaction at $2,750.

On June 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for June 2021. The common stock of the Company is and had a value of $0.201 per share, therefore the Company recorded the transaction at $2,512.

Between February 2021 and July 2021, BHI sold 12,510,000 shares of BHI valued at $0.10 per share for $1,251,000 in proceeds,

On July 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for July 2021. The common stock of the Company is and had a value of $0.201 per share, therefore the Company recorded the transaction at $2,478.

On July 6, 2021, the Company issued 50,000 shares of common stock to Jeff Deforrest for services. The shares were valued at $0.21 each for a total value of $10,500.

On July 6, 2021, the Company issued 300,000 shares to FMW Media Corp, LLC. The shares were valued at $0.21 each for a total value of $63,000.

On July 23, 2021, the Company issued 295,986,724 shares of common stock in conjunction with the Share Exchange Agreement with BHI (see Note 3).

On August 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for August 2021. The common stock of the Company is and had a value of $0.201 per share, therefore the Company recorded the transaction at $5,375.

On September 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for September 2021. The common stock of the Company is and had a value of $0.298 per share, therefore the Company recorded the transaction at $3,725.

On October 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for October 2021. The common stock of the Company is and had a value of $0.20 per share, therefore the Company recorded the transaction at $2,500.

On October 31, 2021, the Company issued 16929 Wellness Consultants Inc. (“16929 Wellness”) 3,000,000 shares of common stock for services related to the Management Agreement executed between 16929 Wellness and Altitude Wellness LLC.

On November 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for November 2021. The common stock of the Company is and had a value of $0.1797 per share, therefore the Company recorded the transaction at $2,246.

On December 1, 2021, the Company issued its legal counsel 12,500 shares of common stock for legal work for December 2021. The common stock of the Company is and had a value of $0.072 per share, therefore the Company recorded the transaction at $900.

Stock Option Plan

On February 13, 2018, the Company’s shareholders and Board of Directors approved the 2017 Incentive Stock Plan.

On January 25, 2019, the Company issued 250,000 options to Frost. The options vest at a rate of 25% every six months after the grant date and expire upon termination of employment. The exercise price is $0.077. The Black-Scholes calculation valued the options at $15,809, or $0.06 per share. On February 8, 2021, Frost exercised the options at $0.077 per share for $19,250.

There are currently no stock options currently issued and outstanding under the 2017 Plan, as all 250,000 remaining stock options issued and outstanding were exercised on February 8, 2021.